Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Puritan Trust
Entity Central Index Key	0000081205
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Fidelity Value Discovery K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery K6 Fund
Class Name	Fidelity® Value Discovery K6 Fund
Trading Symbol	FDVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery K6 Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery K6 Fund	$ 25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
Net Assets	$ 174,854,169
Holdings Count | shares	123
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$174,854,169
Number of Holdings	123
Portfolio Turnover	59%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.0 Industrials 14.2 Health Care 10.8 Consumer Staples 10.5 Energy 9.0 Consumer Discretionary 8.0 Information Technology 8.0 Communication Services 7.7 Materials 4.8 Utilities 3.2 Real Estate 0.1 Common Stocks 99.3 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.3 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 92.2 United Kingdom 4.3 Canada 2.7 France 0.5 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.2 United Kingdom - 4.3 Canada - 2.7 France - 0.5 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.1 Amazon.com Inc 3.0 Bank of America Corp 2.7 Merck & Co Inc 2.2 Chubb Ltd 2.1 Cisco Systems Inc 2.0 Shell PLC ADR 2.0 Travelers Companies Inc/The 1.9 Wells Fargo & Co 1.8 26.0
Fidelity Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund
Trading Symbol	FVDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Value Discovery Fund	$ 24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1
Fidelity Value Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Value Discovery Fund Class K
Trading Symbol	FVDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1
Fidelity Series Intrinsic Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Intrinsic Opportunities Fund
Class Name	Fidelity® Series Intrinsic Opportunities Fund
Trading Symbol	FDMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Intrinsic Opportunities Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Intrinsic Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,951,862,768
Holdings Count | shares	264
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$2,951,862,768
Number of Holdings	264
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.5 Industrials 17.6 Consumer Discretionary 13.3 Health Care 9.7 Information Technology 9.2 Energy 7.5 Consumer Staples 6.3 Materials 5.8 Real Estate 1.5 Utilities 1.2 Communication Services 0.3 Common Stocks 96.9 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.9 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 88.0 Japan 2.6 United Kingdom 1.7 France 1.1 China 0.8 Greece 0.7 Spain 0.7 Puerto Rico 0.6 Canada 0.6 Others 3.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.0 Japan - 2.6 United Kingdom - 1.7 France - 1.1 China - 0.8 Greece - 0.7 Spain - 0.7 Puerto Rico - 0.6 Canada - 0.6 Others - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.6 Performance Food Group Co 1.2 Elanco Animal Health Inc 1.1 Gilead Sciences Inc 1.1 Diamondback Energy Inc 1.1 Silgan Holdings Inc 1.1 TD SYNNEX Corp 1.1 Stifel Financial Corp 1.0 PG&E Corp 1.0 Citigroup Inc 0.9 11.2
Fidelity Low-Priced Stock K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock K6 Fund
Class Name	Fidelity® Low-Priced Stock K6 Fund
Trading Symbol	FLKSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock K6 Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock K6 Fund	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 4,212,097,786
Holdings Count | shares	559
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$4,212,097,786
Number of Holdings	559
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.6 Industrials 16.9 Consumer Discretionary 13.9 Information Technology 12.1 Health Care 9.3 Energy 8.5 Consumer Staples 7.4 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 64.3 Japan 8.4 United Kingdom 6.0 Canada 2.6 Korea (South) 2.5 France 2.5 China 2.5 Taiwan 1.5 Sweden 1.4 Others 8.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 64.3 Japan - 8.4 United Kingdom - 6.0 Canada - 2.6 Korea (South) - 2.5 France - 2.5 China - 2.5 Taiwan - 1.5 Sweden - 1.4 Others - 8.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.6 TotalEnergies SE (United States) 1.4 Ovintiv Inc 1.1 PG&E Corp 1.0 Gilead Sciences Inc 1.0 Samsung Electronics Co Ltd 1.0 TD SYNNEX Corp 1.0 Primo Brands Corp Class A 0.9 Elanco Animal Health Inc 0.8 Cenovus Energy Inc 0.8 10.6
Fidelity Low-Priced Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund
Trading Symbol	FLPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Low-Priced Stock Fund	$ 35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Low-Priced Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity® Low-Priced Stock Fund Class K
Trading Symbol	FLPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Advisor Low-Priced Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class A
Trading Symbol	FLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Advisor Low-Priced Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class M
Trading Symbol	FLPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Advisor Low-Priced Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class C
Trading Symbol	FLPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 90	1.70%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.70%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Advisor Low-Priced Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class I
Trading Symbol	FLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Advisor Low-Priced Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Low-Priced Stock Fund
Class Name	Fidelity Advisor® Low-Priced Stock Fund Class Z
Trading Symbol	FLPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Low-Priced Stock Fund for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 23,756,662,714
Holdings Count | shares	561
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$23,756,662,714
Number of Holdings	561
Portfolio Turnover	21%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 17.1 Consumer Discretionary 13.9 Information Technology 12.3 Health Care 9.5 Energy 8.4 Consumer Staples 7.2 Materials 5.6 Real Estate 1.3 Utilities 1.2 Communication Services 0.3 Common Stocks 97.9 Short-Term Investments and Net Other Assets (Liabilities) 2.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Short-Term Investments and Net Other Assets (Liabilities) - 2.1 United States 63.4 Japan 8.7 United Kingdom 5.8 Korea (South) 2.9 China 2.8 Canada 2.6 France 2.5 Taiwan 1.4 Netherlands 1.4 Others 8.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 63.4 Japan - 8.7 United Kingdom - 5.8 Korea (South) - 2.9 China - 2.8 Canada - 2.6 France - 2.5 Taiwan - 1.4 Netherlands - 1.4 Others - 8.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Wells Fargo & Co 1.5 TotalEnergies SE (United States) 1.4 PG&E Corp 1.0 Ovintiv Inc 1.0 TD SYNNEX Corp 1.0 Samsung Electronics Co Ltd 1.0 Gilead Sciences Inc 0.9 Primo Brands Corp Class A 0.9 Kingboard Holdings Ltd 0.9 Elanco Animal Health Inc 0.8 10.4
Fidelity Advisor Value Discovery Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class A
Trading Symbol	FVDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 31	0.74%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.74%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1
Fidelity Advisor Value Discovery Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class M
Trading Symbol	FVDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 41	0.99%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.99%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1
Fidelity Advisor Value Discovery Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class C
Trading Symbol	FVDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 61	1.49%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.49%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1
Fidelity Advisor Value Discovery Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class I
Trading Symbol	FVDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 21	0.51%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.51%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1
Fidelity Advisor Value Discovery Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Value Discovery Fund
Class Name	Fidelity® Advisor Value Discovery Fund Class Z
Trading Symbol	FVDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Value Discovery Fund for the period September 11, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 17	0.40%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.40%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 3,728,307,070
Holdings Count | shares	123
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
KEY FACTS
Fund Size	$3,728,307,070
Number of Holdings	123
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 13.9 Health Care 10.9 Consumer Staples 10.3 Energy 9.0 Information Technology 8.1 Consumer Discretionary 7.9 Communication Services 7.7 Materials 4.7 Utilities 3.1 Real Estate 0.2 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 92.5 United Kingdom 4.2 Canada 2.6 France 0.4 Taiwan 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.5 United Kingdom - 4.2 Canada - 2.6 France - 0.4 Taiwan - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 4.2 Exxon Mobil Corp 4.2 Amazon.com Inc 2.9 Bank of America Corp 2.7 Merck & Co Inc 2.2 Cisco Systems Inc 2.1 Chubb Ltd 2.1 Travelers Companies Inc/The 1.9 Shell PLC ADR 1.9 Wells Fargo & Co 1.9 26.1